Trade and other receivables	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Trade and other receivables	Trade and other receivables

	2024	2023
	(in € millions)
Trade receivables	543	607
Less: allowance for expected credit losses	(3)	(5)
Trade receivables – net	540	602
Other	231	256
Total	771	858
Trade receivables are non-interest bearing and generally have 30 to 60 day payment terms. Due to their comparatively short maturities, the carrying value of trade and other receivables approximate their fair value.
The aging of the Group’s net trade receivables is as follows:

	2024	2023
	(in € millions)
Current	388	411
Overdue 1 – 30 days	73	92
Overdue 31 – 60 days	36	53
Overdue 60 – 90 days	23	26
Overdue more than 90 days	20	20
	540	602
The movements in the Group’s allowance for expected credit losses are as follows:

	2024	2023
	(in € millions)
At January 1	5	7
Provision for expected credit losses	5	4
Reversal of unutilized provisions	(3)	(1)
Receivables written off	(4)	(5)
At December 31	3	5
The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivables mentioned above. The Group does not hold any collateral as security.